FAIR VALUE (Details 2) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Available-for-sale equity securities - non-qualified employee benefit plan investments		$ 12	$ 11
Recurring basis | Estimated Fair Value
Assets:
Total assets.	43	39	30
Recurring basis | Estimated Fair Value | Cross currency interest rate contract
Assets:
Total assets	29	27	19
Recurring basis | Estimated Fair Value | Interest rate contract
Liabilities:
Total liabilities	(19)	(17)	(9)
Recurring basis | Estimated Fair Value | Equity mutual funds
Assets:
Total assets	14	12	11
Recurring basis | Quoted prices in active markets for identical assets (Level 1)
Assets:
Total assets.	14	12	11
Recurring basis | Quoted prices in active markets for identical assets (Level 1) | Equity mutual funds
Assets:
Total assets	14	12	11
Recurring basis | Significant other observable inputs (Level 2)
Assets:
Total assets.	29
Recurring basis | Significant other observable inputs (Level 2) | Cross currency interest rate contract
Assets:
Total assets	29
Recurring basis | Significant other observable inputs (Level 2) | Interest rate contract
Liabilities:
Total liabilities	(19)	(17)	(9)
Recurring basis | Significant unobservable inputs (Level 3)
Assets:
Total assets.		27	19
Recurring basis | Significant unobservable inputs (Level 3) | Cross currency interest rate contract
Assets:
Total assets		$ 27	$ 19